Organization and Significant Accounting Policies - Additional Information (Detail)		12 Months Ended
	Jul. 14, 2014 USD ($) shares	Dec. 31, 2015 USD ($) Office shares	Dec. 31, 2014 USD ($) shares	Dec. 31, 2013 USD ($)
Product Information [Line Items]
Number of shares issued | shares	4,232,000	5,259,321	4,232,000
Gross offering proceeds from issuance of shares	$ 42,300,000
Total consolidated assets		$ 507,265,000	$ 229,820,000
Total deposits		399,111,000	163,924,000
Total stockholders' equity		$ 71,394,000	$ 61,626,000	$ 26,552,000
Shares acquired by ESOP on conversion | shares	338,560	315,989	327,275
Number of banking offices | Office		11
Retained income in the final prospectus	$ 26,600,000	$ 21,846,000	$ 24,091,000
Cash and cash equivalents maturity description		Ninety days or less
Cash reserve requirements		$ 6,348,000	$ 1,883,000
Number of days loan past due for non accrual of interest status		90 days
Number of days loan past due for non accrual of interest status, loans		90 days
Minimum period, loans returned to accrual status		6 months
Uncertain tax position, recognition threshold percentage		50.00%
Building and Improvements [Member]
Product Information [Line Items]
Estimated useful lives for building and improvements		40 years
Consumer Loans [Member]
Product Information [Line Items]
Number of days loan past due for non accrual of interest status, loans		120 days
Residential Mortgage [Member]
Product Information [Line Items]
Number of days loan past due for non accrual of interest status, loans		180 days
Minimum [Member] | Furniture and equipment [Member]
Product Information [Line Items]
Estimated useful lives for building and improvements		3 years
Maximum [Member] | Furniture and equipment [Member]
Product Information [Line Items]
Estimated useful lives for building and improvements		10 years
Core Deposits Intangibles [Member]
Product Information [Line Items]
Intangibles amortized period		10 years